Financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Instruments [Abstract]
Summary of Maturity Analysis of Trade Receivables

Provided below is the information about the credit risk exposure on the Company's accounts receivable using a provision matrix of expected credit loss rates against an analysis of the age of accounts receivable:

	Expected credit loss rates	2018	2017
Less than 30 days past billing date	0% to 3%	$3,980	$1,020
31 to 60 days past billing date	0% to 5%	136	85
61 to 90 days past billing date	0% to 8%	-	35
91 to 120 days past billing date	0% to 12%	19	-
Over 120 days past billing date	0% to 18%	28	-
		$4,163	$1,140

Summary of of maturity analysis of trade and other payables

The following represents an analysis of the age of accounts payable:

	2018	2017
Less than 30 days past billing date	$1,201	$6,725
31 to 60 days past billing date	365	113
61 to 90 days past billing date	29	66
Over 90 days past billing date	-	172
	$1,595	$7,076

Summary of Foreign Currency Denominated Assets and Liabilities

The following table provides a summary of foreign currency (in thousands) denominated financial assets and liabilities:

	Currency	2018		2017
Advance to joint ventures	AUD		$1,029		$-
Cash	ILS	₪	840	₪	-
Sales taxes receivable	ILS	₪	2,066	₪	-
Accounts payable and other liabilities	ILS	₪	1,083	₪	-
Due to non-controlling interests	ILS	₪	5,878	₪	-